Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
RSG Activity

RSG activity during the six months ended June 29, 2014 was as follows:

	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at December 29, 2013	—	$—
Granted	15,870	14.18

Unvested at June 29, 2014	15,870	$14.18

RSG activity was as follows:

	Predecessor Company
	Ten Months Ended November 6, 2013		Year Ended December 30, 2012		Year Ended January 1, 2012
	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at beginning of year	25,424	$6.04	84,181	$3.67	299,560	$8.89
Granted	—	—	—	—	—	—
Vested	(25,424)	6.04	(58,757)	2.65	(215,379)	10.93
Forfeited	—	—	—	—	—	—

Unvested at end of year	—	$—	25,424	$6.04	84,181	$3.67